Employee Benefit Plans - Schedule of Allocation of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%
Actual allocation	4.70%	7.50%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	65.00%
Actual allocation	66.70%	67.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	30.00%
Actual allocation	28.60%	25.50%